SHARE-BASED COMPENSATION - Restricted shares (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
Jun. 30, 2022 CNY (¥) ¥ / shares shares
Weighted Average Grant Date Fair Value
Fair value of the restricted shares vested | ¥	¥ 25,885
Restricted Shares
Number of Restricted Shares Units
Outstanding at beginning | shares	6,961,446
Granted | shares	258,500
Forfeited | shares	(260,238)
Vested | shares	(388,702)
Outstanding at ending | shares	6,571,006
Weighted Average Grant Date Fair Value
Outstanding at beginning | ¥ / shares	¥ 52.38
Granted | ¥ / shares	43.43
Forfeited | ¥ / shares	65.41
Vested | ¥ / shares	66.59
Outstanding at ending | ¥ / shares	¥ 50.52
Unrecognized compensation cost | ¥	¥ 253,248
Weighted-average vesting period	1 year 4 months 13 days
Restricted Shares | Minimum
Weighted Average Grant Date Fair Value
Vesting period (in years)	3 years
Restricted Shares | Maximum
Weighted Average Grant Date Fair Value
Vesting period (in years)	5 years